DEFERRED REVENUE (Details) $ in Thousands		12 Months Ended			29 Months Ended
	Jul. 28, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) oz	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 30, 2015 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold delivered to date through Streaming Agreement (in ounces) | oz			240,000		78,461
Gold sold (in ounces) | oz			23,692
Deferred income, beginning balance		$ 119,948	$ 109,956	$ 114,112
Impact of adopting IFRS 15 on January 1, 2018 (see Note 3)						$ 18,980	$ (18,980)	$ 0
Deposits received			0	10,000
Deferred revenue recognized			(13,738)	(14,156)
Interest on financing component of deferred revenue (see Note 11)			4,750	0
Deferred income, ending balance			119,948	109,956	$ 109,956
Current portion						14,316		17,894
Long term portion						105,632		92,062
Total		$ 119,948	109,956	114,112	$ 109,956	$ 119,948		$ 109,956
Deferred revenue recognized			10,600
Deferred revenue amortization			3,100
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 130,000		$ 6,036	$ 6,138
Streaming advance payment amount									$ 15,000
Production delivery percentage		0.055	0.105	0.0925
Cash purchase price as a percentage of spot gold		0.3	0.2
Initial term of contract			40 years
Deferred revenue recognized			$ (13,738)	$ (14,156)